FINANCIAL INSTRUMENTS - Currency Exchange Risk (Details) - Exchange rate risk - Cash flow hedges - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, Assets	$ 12.0	$ 2.3
Carrying amount, Liabilities	0.0	(2.0)
Accumulated cash flow hedge fair value reserve (before tax)	9.3	(0.2)
Fair value changes used for calculating hedge ineffectiveness, Hedging instruments	9.3	(0.2)
Fair value changes used for calculating hedge ineffectiveness, Hedged items	(9.3)	0.2
Canadian option contracts
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, Assets	7.4	2.1
Carrying amount, Liabilities	0.0	0.0
Accumulated cash flow hedge fair value reserve (before tax)	6.1	0.2
Fair value changes used for calculating hedge ineffectiveness, Hedging instruments	6.1	0.2
Fair value changes used for calculating hedge ineffectiveness, Hedged items	(6.1)	(0.2)
Euro option contracts
Disclosure of detailed information about hedging instruments [line items]
Carrying amount, Assets	4.6	0.2
Carrying amount, Liabilities	0.0	(2.0)
Accumulated cash flow hedge fair value reserve (before tax)	3.2	(0.4)
Fair value changes used for calculating hedge ineffectiveness, Hedging instruments	3.2	(0.4)
Fair value changes used for calculating hedge ineffectiveness, Hedged items	$ (3.2)	$ 0.4